Related-Party Transactions (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Information on related party transaction
Receivables from related parties	3,411,000	1,404,000		$ 3,411,000		$ 1,307,000
GPC
Information on related party transaction
Receivables from related parties	61,000	436,000		61,000		275,000
GPC | Second amended and restated terminal storage rental and throughput agreement | Members of Slifka family
Related Party Transactions
Percentage ownership interest	100.00%	100.00%
GPC | Amended and restated services agreement
Information on related party transaction
Notice period to terminate the receipt of services under the agreement	180 days	180 days
Income from services provided to related parties	24,000	96,000	24,000	72,000	72,000	96,000	96,000
AE Holdings | Shared services agreement | Global Companies LLC
Information on related party transaction
Amount to be paid per year				15,000				15,000
Notice period to terminate the receipt of services under the agreement		180 days		180 days
General Partner Interest
Information on related party transaction
Expenses incurred from transactions with related parties	21,000,000	63,300,000	13,900,000	57,300,000	45,000,000	44,900,000	48,900,000
Receivables from related parties	3,350,000	968,000		3,350,000		1,032,000
General Partner Interest | Second amended and restated terminal storage rental and throughput agreement | Members of Slifka family
Information on related party transaction
Successive term after July 31, 2015 under the agreement	1 year	1 year
Expenses incurred from transactions with related parties	2,300,000	9,100,000	$ 2,300,000	$ 6,900,000	$ 6,800,000	$ 8,900,000	$ 8,800,000
General Partner Interest | Second amended and restated terminal storage rental and throughput agreement | Members of Slifka family | Minimum
Information on related party transaction
Notice period to terminate the receipt of services under the agreement	90 days	90 days